Expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	$ (1,868,000,000)	$ (1,121,000,000)	$ (1,091,000,000)
Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	(731,000,000)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,145,746,000,000	693,370,000,000	729,807,000,000
Total on-balance sheet financial assets in scope of ECL requirements | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	431,559,000,000
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,143,528,000,000	691,130,000,000	727,568,000,000
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	261,587,000,000	144,183,000,000	169,445,000,000
Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	24,392,000,000	14,901,000,000	14,792,000,000
Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86,538,000,000	60,010,000,000	67,814,000,000
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	54,314,000,000	32,726,000,000	35,032,000,000
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	651,770,000,000	390,130,000,000	387,220,000,000
Loans and advances to customers | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	262,025,000,000
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	255,322,000,000	159,409,000,000	156,930,000,000
Loans and advances to customers | Private clients with mortgages | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	91,763,000,000
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	92,890,000,000	48,672,000,000	46,470,000,000
Loans and advances to customers | Real estate financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	42,835,000,000
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	32,162,000,000	12,943,000,000	12,226,000,000
Loans and advances to customers | Large corporate clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,718,000,000
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	29,595,000,000	13,610,000,000	13,903,000,000
Loans and advances to customers | SME clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,114,000,000
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	168,713,000,000	128,960,000,000	132,287,000,000
Loans and advances to customers | Lombard | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	44,202,000,000
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,939,000,000	1,831,000,000	1,834,000,000
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,950,000,000	3,053,000,000	3,272,000,000
Loans and advances to customers | Commodity trade finance | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,757,000,000
Loans and advances to customers | Financial intermediaries and hedge funds | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,910,000,000
Loans and advances to customers | Sovereigns and public non-profit organizations | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,153,000,000
Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,478,000,000
Loans and advances to customers | Ship / aircraft financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,033,000,000
Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,140,000,000
Loans and advances to customers | Consumer financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,140,000,000
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	64,928,000,000	49,179,000,000	53,264,000,000
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,588,000,000	2,571,000,000	2,611,000,000
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,217,000,000	2,241,000,000	2,239,000,000
Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	1,199,000,000
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	(955,000,000)	(284,000,000)	(259,000,000)
Twelve-month expected credit losses | Stages 1 and 2 | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	(648,000,000)
Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,123,203,000,000	674,606,000,000	712,078,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	428,684,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,120,985,000,000	672,365,000,000	709,839,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	261,475,000,000	144,144,000,000	169,402,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	24,208,000,000	14,857,000,000	14,792,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	86,538,000,000	60,010,000,000	67,814,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	54,314,000,000	32,726,000,000	35,032,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	630,086,000,000	371,966,000,000	370,095,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	259,291,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	244,894,000,000	149,701,000,000	147,651,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	91,450,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	88,669,000,000	45,159,000,000	43,112,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	42,710,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	28,883,000,000	11,216,000,000	10,733,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,090,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	27,649,000,000	11,781,000,000	12,211,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	16,873,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	168,596,000,000	128,903,000,000	132,196,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	44,127,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,502,000,000	1,418,000,000	1,420,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,917,000,000	3,022,000,000	3,261,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,738,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Financial intermediaries and hedge funds | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18,904,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Sovereigns and public non-profit organizations | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,152,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,234,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,977,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,056,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,056,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	64,364,000,000	48,661,000,000	52,704,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,287,000,000	2,323,000,000	2,357,000,000
Twelve-month expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,217,000,000	2,241,000,000	2,239,000,000
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	(244,000,000)	(271,000,000)	(267,000,000)
Lifetime expected credit losses | Stages 1 and 2 | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,770,000,000	17,028,000,000	16,044,000,000
Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,770,000,000	17,028,000,000	16,044,000,000
Lifetime expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	32,000,000	39,000,000	44,000,000
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	157,000,000	45,000,000	1,000,000
Lifetime expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,204,000,000	16,573,000,000	15,587,000,000
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,358,000,000	8,999,000,000	8,579,000,000
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,088,000,000	3,504,000,000	3,349,000,000
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,292,000,000	1,408,000,000	1,189,000,000
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,293,000,000	1,437,000,000	1,342,000,000
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	403,000,000	381,000,000	382,000,000
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	20,000,000	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Financial intermediaries and hedge funds | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Sovereigns and public non-profit organizations | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	166,000,000
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	377,000,000	372,000,000	413,000,000
Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	174,000,000	121,000,000	128,000,000
Lifetime expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	(637,000,000)	(567,000,000)	(564,000,000)
Lifetime expected credit losses | Stage 3 | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	(52,000,000)
Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,003,000,000	1,737,000,000	1,685,000,000
Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	104,000,000
Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,003,000,000	1,737,000,000	1,685,000,000
Lifetime expected credit losses | Stage 3 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,850,000,000	1,591,000,000	1,538,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	104,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	783,000,000	709,000,000	699,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	10,000,000	8,000,000	9,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	387,000,000	320,000,000	303,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	27,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	436,000,000	392,000,000	351,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	42,000,000	57,000,000	91,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	34,000,000	32,000,000	31,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	15,000,000	10,000,000	11,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Financial intermediaries and hedge funds | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Sovereigns and public non-profit organizations | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	22,000,000
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	153,000,000	146,000,000	147,000,000
Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	126,000,000	127,000,000	126,000,000
Lifetime expected credit losses | Stage 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	(32,000,000)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions	(32,000,000)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,770,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,770,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,770,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	79,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	27,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,630,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,630,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	287,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	287,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	122,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	122,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,601,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,601,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	218,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	218,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	75,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	75,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Financial intermediaries and hedge funds | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Sovereigns and public non-profit organizations | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	56,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	56,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	84,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	84,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	35,000,000
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,501,000,000)	(908,000,000)	(889,000,000)
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(540,000,000)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,501,000,000)	(908,000,000)	(889,000,000)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(10,000,000)	(12,000,000)	(12,000,000)
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(11,000,000)	(6,000,000)	(6,000,000)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,000,000)	(2,000,000)	(2,000,000)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,369,000,000)	(804,000,000)	(783,000,000)
Allowance for expected credit loss | Loans and advances to customers | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(511,000,000)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(173,000,000)	(171,000,000)	(161,000,000)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(18,000,000)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(63,000,000)	(42,000,000)	(41,000,000)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(20,000,000)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(417,000,000)	(139,000,000)	(130,000,000)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(239,000,000)
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(314,000,000)	(243,000,000)	(251,000,000)
Allowance for expected credit loss | Loans and advances to customers | SME clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(59,000,000)
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(32,000,000)	(26,000,000)	(26,000,000)
Allowance for expected credit loss | Loans and advances to customers | Lombard | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6,000,000)
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(39,000,000)	(37,000,000)	(36,000,000)
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(124,000,000)	(96,000,000)	(96,000,000)
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(14,000,000)
Allowance for expected credit loss | Loans and advances to customers | Financial intermediaries and hedge funds | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(34,000,000)
Allowance for expected credit loss | Loans and advances to customers | Sovereigns and public non-profit organizations | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(4,000,000)
Allowance for expected credit loss | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(69,000,000)
Allowance for expected credit loss | Loans and advances to customers | Ship / aircraft financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(64,000,000)
Allowance for expected credit loss | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(30,000,000)
Allowance for expected credit loss | Loans and advances to customers | Consumer financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(30,000,000)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(109,000,000)	(84,000,000)	(86,000,000)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(55,000,000)	(54,000,000)	(59,000,000)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(662,000,000)	(176,000,000)	(154,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(457,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(662,000,000)	(176,000,000)	(154,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(10,000,000)	(5,000,000)	(5,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,000,000)	(2,000,000)	(2,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(613,000,000)	(152,000,000)	(129,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(431,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(61,000,000)	(43,000,000)	(27,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(17,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(41,000,000)	(18,000,000)	(17,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(20,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(207,000,000)	(20,000,000)	(24,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(170,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(91,000,000)	(29,000,000)	(26,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(59,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(15,000,000)	(9,000,000)	(9,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(8,000,000)	(8,000,000)	(7,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(20,000,000)	(5,000,000)	(6,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(14,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Financial intermediaries and hedge funds | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(34,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Sovereigns and public non-profit organizations | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(4,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(67,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(64,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(30,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(30,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(37,000,000)	(17,000,000)	(17,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(6,000,000)	(6,000,000)	(7,000,000)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(190,000,000)	(198,000,000)	(199,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(190,000,000)	(198,000,000)	(199,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(10,000,000)	(12,000,000)	(12,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,000,000)	0	(1,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(173,000,000)	(180,000,000)	(180,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(87,000,000)	(103,000,000)	(107,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Private clients with mortgages | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(23,000,000)	(24,000,000)	(23,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Real estate financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(29,000,000)	(16,000,000)	(14,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Large corporate clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(21,000,000)	(25,000,000)	(22,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | SME clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Lombard | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(11,000,000)	(10,000,000)	(10,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Commodity trade finance | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Financial intermediaries and hedge funds | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Sovereigns and public non-profit organizations | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Ship / aircraft financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | Consumer financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(7,000,000)	(6,000,000)	(6,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,000,000)	(2,000,000)	(2,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(618,000,000)	(534,000,000)	(537,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(52,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(618,000,000)	(534,000,000)	(537,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(556,000,000)	(472,000,000)	(474,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(52,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(23,000,000)	(25,000,000)	(28,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Private clients with mortgages | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Real estate financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(157,000,000)	(102,000,000)	(92,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Large corporate clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(44,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(203,000,000)	(189,000,000)	(203,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | SME clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(17,000,000)	(17,000,000)	(17,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Lombard | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(21,000,000)	(20,000,000)	(19,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(104,000,000)	(91,000,000)	(90,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Commodity trade finance | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Financial intermediaries and hedge funds | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Sovereigns and public non-profit organizations | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Ship / aircraft financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | Consumer financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(62,000,000)	(61,000,000)	(63,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(47,000,000)	(46,000,000)	(51,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	$ 0	$ 0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(31,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(31,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(31,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(28,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(28,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(24,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(24,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Financial intermediaries and hedge funds | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Sovereigns and public non-profit organizations | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing | Credit Suisse
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3,000,000)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0